UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Autonomy Capital (Jersey) L.P.
Address: 2nd Floor, Conway House
         Conway Street
         St. Helier, Jersey  JE2 3NT

13F File Number:  028-15214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Boleat
Title:     Director
Phone:     +44 153 461 5656

Signature, Place, and Date of Signing:

 /s/  Richard Boleat     St. Helier, Jersey     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $274,664 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     2181   179059 SH       SOLE                        0        0   179059
BARRICK GOLD CORP              COM              067901108     2528    86000 SH  CALL SOLE                        0        0    86000
BB&T CORP                      COM              054937107     1183    37691 SH       SOLE                        0        0    37691
CAPITAL ONE FINL CORP          COM              14040H105     1254    22817 SH       SOLE                        0        0    22817
CITIGROUP INC                  COM NEW          172967424     2828    63920 SH       SOLE                        0        0    63920
COMERICA INC                   COM              200340107     1306    36319 SH       SOLE                        0        0    36319
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B   399909100      220    40000 SH       SOLE                        0        0    40000
HUNTINGTON BANCSHARES INC      COM              446150104     1354   183220 SH       SOLE                        0        0   183220
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204     7787   825733 SH       SOLE                        0        0   825733
JPMORGAN CHASE & CO            COM              46625H100     2376    50058 SH       SOLE                        0        0    50058
M & T BK CORP                  COM              55261F104     1319    12783 SH       SOLE                        0        0    12783
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    13667  3399726 SH       SOLE                        0        0  3399726
PNC FINL SVCS GROUP INC        COM              693475105     1162    17469 SH       SOLE                        0        0    17469
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   229540 12619000 SH       SOLE                        0        0 12619000
SUNTRUST BKS INC               COM              867914103     1284    44560 SH       SOLE                        0        0    44560
TELECOM ARGENTINA S A          SPON ADR REP B   879273209      384    26450 SH       SOLE                        0        0    26450
US BANCORP DEL                 COM NEW          902973304     2044    60245 SH       SOLE                        0        0    60245
WELLS FARGO & CO NEW           COM              949746101     2247    60735 SH       SOLE                        0        0    60735